General Money Market Funds

General Money Market Fund

General Municipal Money Market Fund

Investing in high quality, short-term securities for current income, safety of principal and liquidity

PROSPECTUS May 1, 1999

CLASS X SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Municipal
Money Market Fund                                                         4

Management                                                                6

Financial Highlights                                                      7

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              11

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14

For More Information
--------------------------------------------------------------------------------

MORE   INFORMATION   ON   EACH   FUND  CAN  BE  FOUND  IN  THE  FUND'S  CURRENT
ANNUAL/SEMIANNUAL REPORT.  SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio, and operations and results which are unrelated to those of the other fund. This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must do the following:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) buy only high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                      The Funds

                                                      General Money Market Fund
                                                          ------------------
                                                             Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:


(pound) securitieses issued or guaranteed by the U.S. government or its agencies or instrumentalities


(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

(pound) repurchase agreements

(pound) asset-backed securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

(pound) dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Class A performance from year to year. The second table averages the fund' s Class A performance over time. Both tables assume reinvestment of dividends and distributions. Class A shares are not offered in this prospectus; however, except to the extent Class A and Class X have different expenses and Class X may be subject to a CDSC, Class X should have similar annual returns to Class A, since each invests in the same portfolio of securities. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES

               8.84     7.71     5.84     3.39     2.58     3.51     5.44     4.83     4.99     4.93
                '89      '90      '91      '92      '93      '94      '95      '96      '97      '98




BEST QUARTER:                    Q2 '89                          +2.28%

WORST QUARTER:                   Q3 '93                          +0.63%

The fund's 7-day yield on 12/31/98 was 4.42%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.93%                              4.74%                           5.19%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTIONS FEES (FEE PAID FROM YOUR ACCOUNT)

Maximum deferred sales charge (CDSC)                                    4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%

Other expenses                                                          0.05%
--------------------------------------------------------------------------------

TOTAL                                                                   1.05%

--------------------------------------------------------------------------------

Expense example

                            1 Year       3 Years
--------------------------------------------------------------------------------

WITH REDEMPTION             $507         $634

WITHOUT REDEMPTION          $107         $334

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                      General Money Market Fund

                                            General Municipal Money Market Fund
                                                          ------------------
                                                             Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Class A performance from year to year. The second table averages the fund' s Class A performance over time. Both tables assume reinvestment of dividends and distributions. Class A shares are not offered in this prospectus; however, except to the extent Class A and Class X have different expenses and Class X may be subject to a CDSC, Class X should have similar annual returns to Class A, since each invests in the same portfolio of securities. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES

                5.91     5.53     4.19     2.62     2.05    2.40     3.42     2.93     3.15     2.98
                 '89      '90      '91      '92      '93     '94      '95      '96      '97      '98


BEST QUARTER:                    Q2 '89                          +1.56%

WORST QUARTER:                   Q1 '94                          +0.46%

The fund's 7-day yield on 12/31/98 was 3.25%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

2.98%                              2.97%                           3.51%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTIONS FEES (FEE PAID FROM YOUR ACCOUNT)

Maximum deferred sales charge (CDSC)                                    4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%

Other expenses                                                          0.05%

--------------------------------------------------------------------------------

TOTAL                                                                   1.05%
--------------------------------------------------------------------------------

Expense example

                            1 Year       3 Years
--------------------------------------------------------------------------------

WITH REDEMPTION             $507         $634

WITHOUT REDEMPTION          $107         $334

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                            General Municipal Money Market Fund

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus an investment advisory fee at the annual rate of 0.50% of the fund' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals,
businesses   and   institutions.   Mellon   is   headquartered  in  Pittsburgh,
Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class A shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report. No financial information is provided for Class X shares which had not been offered as of the date of the financial statements. The Rule 12b-1 distribution fee and shareholder services fee paid by Class X will cause such shares to have a higher expense ratio, to pay lower dividends, and to have a lower total investment return than Class A shares.

                                                     YEAR ENDED      TEN MONTHS ENDED
                                                    NOVEMBER 30,       NOVEMBER 30,                 YEAR ENDED JANUARY 31,

 GENERAL MONEY MARKET FUND                              1998              1997(1)           1997       1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                     1.00               1.00             1.00      1.00       1.00     1.00

 Investment operations:  Investment income -- net         .049               .041             .047      .053       .037     .025

 Distributions:          Dividends from investment
                         income -- net                  (.049)             (.041)           (.047)    (.053)     (.037)    (.025)

 Net asset value, end of period                           1.00               1.00             1.00      1.00      1.00      1.00

 Total return (%)                                         4.98             4.99(2)            4.81      5.42       3.75     2.56
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)               .77              .88(2)            .84       .86        .94       .94

 Ratio of net investment income
 to average net assets (%)                                4.88             4.89(2)           4.71      5.28       3.68      2.53

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                              --                 --               --       .01        .04      .02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                 835,706            903,313          764,119   654,581    572,116    616,072

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.

                                                                                              YEAR ENDED NOVEMBER 30,

 GENERAL MUNICIPAL MONEY MARKET FUND                                             1998       1997       1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00     1.00

Investment operations:

    Investment income -- net                                                      .030        .031      .029       .034     .023

Distributions:

    Dividends from investment income -- net                                      (.030)     (.031)    (.029)     (.034)    (.023)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00     1.00

 Total return (%)                                                                 3.02       3.14       2.97       3.41     2.27
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                       .60        .62       .66        .66       .64

 Ratio of net investment income to average net assets (%)                         2.98        3.09      2.93       3.35     2.22
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          280,398    273,058   256,862    294,379  294,711

                                                           Financial Highlights

                                                                Your Investment

ACCOUNT POLICIES

GENERAL FUNDS ARE DESIGNED PRIMARILY FOR PEOPLE who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described here.

YOU MAY BUY CLASS X SHARES ONLY IF you establish an Auto-Exchange Account pursuant to which the Class X shares purchased will be exchanged for Class B shares of up to five Dreyfus Premier funds within two years of your initial purchase of Class X shares. Subsequent purchases of Class X shares of a fund must be exchanged for Class B shares within two years of your initial purchase.

CLASS X SHARES AND CLASS B SHARES of the Dreyfus Premier funds are subject to a contingent deferred sales charge (CDSC), which is assessed only if you sell your shares within six years of purchase. Under certain circumstances, you may not have to pay a CDSC when you sell shares. Consult your financial representative or the SAI to see if a CDSC waiver may apply to you. The following table sets forth the rates of the CDSC for Class X shares and Class B shares of the Dreyfus Premier funds for which Class X may be automatically exchanged.
--------------------------------------------------------------------------------
Sales charges

CDSC -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)

--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A of the
                                    selected Dreyfus Premier fund

CLASS X SHARES ALSO CARRY an annual Rule 12b-1 fee of 0.25% of the Class's average daily net assets. The Class B shares of the Dreyfus Premier funds you receive in exchange for your fund Class X shares will convert to Class A shares of the Dreyfus Premier funds approximately six years after the date you purchased the exchanged Class X shares. Upon conversion to Class A shares, Class B shares of the Dreyfus Premier funds will not be subject to a CDSC. Class A shares of the Dreyfus Premier funds are not subject to a Rule 12b-1 fee. Class A shares of the Dreyfus Premier funds are subject to an annual shareholder services fee of 0.25% paid to the distributor for providing shareholder services.

You should invest in Class X shares of a fund only as part of a long-term investment in the Dreyfus Family of Funds. If you are seeking only to invest in a money market fund and do not expect to exchange fund shares for Class B shares of a Dreyfus Premier fund, you should consider more suitable investments, including another class of the fund's shares or other money market funds offered
by   Dreyfus.   Consult   your   financial  representative  for  more  details.

Buying shares

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market fund and three times a day, at 12 noon, 2 p.m. and 8 p.m. Eastern time for the municipal money market fund, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon for the taxable money market fund or by 4 p.m. for the municipal money market fund, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon for the taxable money market fund or after 4 p.m. for the municipal money market fund, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market fund or by 2 p.m. for the municipal money market fund, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the next NAV determined after the telephone order is accepted, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market fund or after 2 p.m. for the municipal money market fund, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.


Because the municipal money market fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified plans.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $2,500             $100

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear.

                                                                Your Investment

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $150,000 PER DAY

WIRE                    $1,000                  $250,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound) change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. You may choose to receive your dividends and distributions in cash or automatically reinvest them in shares of one of your Dreyfus Premier funds through Dreyfus
Dividend   Sweep.  There  are  no  fees  or  sales  charges  on  reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market fund are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

The municipal money market fund anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASE fund shares may impose different restrictions on the services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Exchange privilege

YOU CAN EXCHANGE CLASS X SHARES worth $500 or more from one fund into Class B shares of a Dreyfus Premier fund (no minimum for retirement accounts). Class B shares of a Dreyfus Premier fund may not be exchanged for Class X shares of a fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

TO INVEST IN CLASS X SHARES OF A FUND, you will be required to participate in the Dreyfus Auto-Exchange privilege. As a participant, you will have to establish the time and amount of your automatic exchanges such that all of the Class X shares purchased will have been exchanged for Class B shares of a Dreyfus Premier fund within two years of your initial purchase. You can change the time or amount of your automatic exchanges by contacting your financial representative.

                                                                Your Investment

CDSC under Exchange and Auto-Exchange privileges

SHARES WILL BE EXCHANGED PURSUANT TO the Exchange privilege or Auto-Exchange privilege at the then-current NAV. No CDSC will be imposed at the time of the exchange; however, shares acquired through an exchange will be subject to the higher CDSC applicable to the exchanged or acquired shares. For purposes of computing any applicable CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the exchange.

Reinvestment privilege

UPON WRITTEN REQUEST YOU CAN reinvest up to the number of Class X shares you sold within 45 days of selling them at the current share price. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Dreyfus Dividend Sweep

YOU CAN AUTOMATICALLY REINVEST YOUR DIVIDENDS and distributions from the fund into one or more of the Dreyfus Premier funds you have selected (not available for IRAs). You can set up this service with your application, or by calling your financial representative or 1-800-645-6561.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 6587
Providence, RI 02940-6587
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 6587
Providence, RI 02940-6587
Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#


   * General Money Market Fund
     DDA# 8900051957


   * General Municipal Money Market Fund
     DDA# 8900052376

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.



WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#


* General Money Market Fund DDA# 8900051957


* General Municipal Money Market Fund DDA# 8900052376

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.


                                                                Your Investment

INSTRUCTIONS FOR IRAS


   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427
Attn: Institutional Processing



TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail in your request to:
The Dreyfus Trust Company
P.O. Box 6427
Providence, RI 02940-6427
Attn: Institutional Processing

           By Telephone
           ____________


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#


* General Money Market Fund DDA# 8900051957


* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.
     ___________


The General Municipal Money Market Fund is not recommended for IRAs.

NOTES

NOTES

NOTES

                                                           For More Information

General Money Market Fund
--------------------------------------
SEC file number:  811-3207

General Municipal Money Market Fund
-------------------------------------
SEC file number:  811-3481

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance, and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation
996/997P0599